--------------------------------
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                                                hours per response. . . . . 19.3
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number      811-08989
                                    --------------------------------------------


                           The Industry Leaders Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


104 Summit Avenue - Box 80, Summit, New Jersey,                07901-0080
--------------------------------------------------------------------------------
(Address of principal executive offices)                       (Zip code)


Gerald P. Sullivan, 104 Summit Avenue - Box 80, Summit, New Jersey, 07901-0080
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:     (866) 459-2772
                                                    ----------------------------


Date of fiscal year end:        6/30/04
                         -------------------------------------------------------


Date of reporting period:       12/31/03
                         -------------------------------------------------------


     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

         Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

-----------------------------------
CLAREMONT
-----------------------------------
INVESTMENT
-----------------------------------
PARTNERS(R)
-----------------------------------
ADVISER TO INDUSTRY LEADERS(R) FUND

DEAR SHAREHOLDERS:

REFLECTIONS:
Seven years ago we created Claremont Investment Partners(R) hypothesizing that there was a relationship between financially sound balance sheets and industry leadership. We believed that this relationship would create a portfolio allocation strategy that could produce a high quality, core portfolio of industry leaders. We developed the Industry Leaders(R) Portfolio Strategy to create the allocations required to manage a portfolio of industry leaders. Our historical back testing had shown that there was a relationship, and that a portfolio of industry leaders had performed better than the S&P 500 and the S&P BARRA Value Indices (from 1990 to 1998). Our investment strategy seemed ideal for a publicly traded mutual fund.

PERFORMANCE:
As we approach our fifth anniversary on March 17, 2004 our investment strategy has delivered performance to support our hypothesis. Since inception of the fund through December 31, 2003, our Class D fund share has outperformed the S&P 500 and BARRA Value Indexes by an average annualized return of 3.10% and 0.15% respectively. The most recent semiannual period ending December 31, 2003 saw our Class D fund share outperform the S&P 500 by 1.59% while it underperformed the S&P BARRA Value index by 0.62%. The results of our other fund shares (with lower expense ratios) can be found in the attached financial statement.

Thank you for the privilege of managing your money.

Gerald P. Sullivan
President
Industry Leaders(R) Fund

--------------------------------------------------------------------------------
                104 SUMMIT AVENUE, BOX 80, SUMMIT, NJ 07902-0080
                       (908) 273-5440 FAX: (908) 273-8762

PERFORMANCE SUMMARY
For Industry Leaders(R) Fund

All the data on this page represent past performance on a pre-tax basis, which cannot be used to predict future returns that may be achieved by the Fund. Note, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost. After tax returns are presented at the end of the report.

                                  [BAR CHART]

* Inception Class D and Class I 3/17/1999  (Class L Inception 11/30/01)

                            ANNUAL INVESTMENT RETURNS

           ILF           ILF            ILF             S&P           S&P BARRA
         CLASS D       CLASS I        CLASS L        500 INDEX       VALUE INDEX
         -------       -------        -------        ---------       -----------
1999*     4.01%          4.19%           n/a           13.56%            7.56%
2000     -0.89%         -0.51%           n/a           -9.10%            6.07%
2001     -5.11%         -4.84%           n/a          -11.88%          -11.67%
2002    -15.34%        -15.15%        -14.85%         -22.09%          -20.85%
2003     27.81%         28.10%         28.44%          28.67%           31.76%

* Inception 3/17/1999

CUMULATIVE PERFORMANCE - CLASS D AND CLASS I SHARES

                                  [BAR CHART]

This graph and following table, provided in accordance with SEC regulations, compares a $10,000 investment in the Fund, made at its inception, with the performance of the S&P BARRA Value Index (R) and the S&P 500 Index(R). Results include the reinvestment of dividends and capital gains distributions. Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares.

                       ILF         ILF           S&P        S&P BARRA
 VALUE OF $10,000    CLASS D     CLASS I      500 INDEX    VALUE INDEX
Inception 3/17/99     10,000      10,000        10,000       10,000
    June 30, 1999     10,770      10,770        10,543       10,874
December 31, 1999     10,401      10,419        11,356       10,756
    June 30, 2000     10,289      10,368        11,307       10,318
December 31, 2000     10,308      10,366        10,322       11,409
    June 30, 2001     10,026      10,104         9,631       11,137
December 31, 2001      9,781       9,864         9,096       10,078
    June 30, 2002      9,098       9,179         7,900        9,125
December 31, 2002      8,281       8,370         7,087        7,976
    June 30, 2003      9,067       9,172         7,920        8,956
December 31, 2003     10,584      10,721         9,118       10,510

CUMULATIVE PERFORMANCE - CLASS L SHARE
INCEPTION DATE NOVEMBER 30, 2001

                                  [LINE CHART]

This graph and following table, provided in accordance with SEC regulations, compares a $10,000 investment in the Fund, made at its inception, with the performance of the S&P BARRA Value Index (R) and the S&P 500 Index(R). Results include the reinvestment of dividends and capital gains distributions. Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares.

                                ILF           S&P           S&P BARRA
          VALUE OF $10,000    CLASS L      500 INDEX       VALUE INDEX
         November 30, 2001    10,000         10,000          10,000
         December 31, 2001    10,245         10,088          10,153
             June 30, 2002     9,550          8,761           9,193
         December 31, 2002     8,724          7,859           8,036
             June 30, 2003     9,574          8,783           9,023
         December 31, 2003    11,204         10,112          10,588

COMPARATIVE PERFORMANCE

                  COMPARATIVE AVERAGE ANNUAL RETURN PERFORMANCE
           OF THE INDUSTRY LEADERS(R) FUND CLASS D AND CLASS I (a)(b)

                      ILF         ILF       S&P S&P          BARRA
                    CLASS D     CLASS I    500 INDEX      VALUE INDEX
           1 Year   27.81%      28.10%       28.67%         31.76%
           3 Year    0.88%       1.13%       -4.05%         -2.70%
 Since Inception*    1.19%       1.46%       -1.91%          1.04%
1 year period 12/31/02 to 12/31/03.
3 year period 12/31/00 to 12/31/03
*Inception date 3/17/99, From Inception 3/17/99 to 12/31/03.
(a)  Past performance is not indicative of future performance.
(b) Both Classes of the Industry Leaders(R) Fund are net of all expenses, versus the gross market benchmarks (the S&P BARRA Value Index(R) and the S&P 500 Index(R)). Investors are reminded that when trying to achieve benchmark returns, investment management fees and transaction costs will be incurred.

                  COMPARATIVE AVERAGE ANNUAL RETURN PERFORMANCE
                 OF THE INDUSTRY LEADERS(R) FUND CLASS L (a)(b)

                                ILF           S&P           S&P BARRA
                              CLASS L      500 INDEX       VALUE INDEX
                    1 Year    28.44%         28.67%          31.76%
          Since Inception*     5.53%         0.53%            2.74%
     1 year period 12/31/02 to 12/31/03
     *Inception date 11/30/01, From Inception 11/30/01 to 12/31/03.
(a)  Past performance is not indicative of future performance.
(b) Both Classes of the Industry Leaders(R) Fund are net of all expenses, versus the gross market benchmarks (the S&P BARRA Value Index(R) and the S&P 500 Index(R)). Investors are reminded that when trying to achieve benchmark returns, investment management fees and transaction costs will be incurred.

AFTER-TAX RETURNS (UNAUDITED)

The table on the following page presents returns for the Fund before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor paid taxes on the fund's distributions, and (2) assuming that an investor paid taxes on the fund's distributions and sold all the shares at the end of each period.

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of the distributions (for 2003 35.0%) and hypothetical sales (for 2003 15.0%). These hypothetical transactions do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Such accounts are not subject to current taxes.

Finally keep in mind that a fund's performance- whether before or after taxes -does not indicate how it will perform in the future. The results are presented in calendar year format as required by the Securities and Exchange Commission.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 2003

                                                                        SINCE
INDUSTRY LEADERS(R)FUND CLASS D               1 YEAR      3 YEARS     INCEPTION*

Return before Taxes                           27.81%       0.88%        1.19%

Return After Taxes on Distributions           27.41%       0.57%        0.69%

Return After Taxes on Distributions and

Sale of Fund Shares                           17.82%       0.48%        0.58%


INDUSTRY LEADERS(R) FUND CLASS I

Return before Taxes                           28.10%       1.13%        1.46%

Return After Taxes on Distributions           27.60%       0.58%        0.79%

Return After Taxes on Distributions and

Sale of Fund Shares                           17.94%       0.49%        0.67%


S&P 500 INDEX***                              28.67%      -4.05%       -1.91%

S&P BARRA VALUE INDEX***                      31.76%      -2.70%        1.04%


                                                                        SINCE
INDUSTRY LEADERS(R)FUND CLASS L               1 YEAR      3 YEARS    INCEPTION**

Return before Taxes                           28.44%        n/a         5.61%

Return After Taxes on Distributions           27.83%        n/a         5.07%

Return After Taxes on Distributions and

Sale of Fund Shares                           18.09%        n/a         4.33%


S&P 500 INDEX***                              28.67%                    0.54%

S&P BARRA VALUE INDEX***                      31.76%                    2.78%

* Class D & Class I inception date 3/17/99, from inception 3/17/99 to 12/31/03 ** Class L inception date 11/30/01, from inception 11/30/01 to 12/31/03
*** Reflects no deduction for fees, expenses, or taxes

INDUSTRY LEADERS(R) FUND
SCHEDULE OF INVESTMENTS - DECEMBER 31, 2003  (UNAUDITED)
COMMON STOCKS - 99.38%

--------------------------------------------------------------------------------
INFORMATION ECONOMY - 18.30%                              SHARES       VALUE
--------------------------------------------------------------------------------
   HARDWARE - 8.11%
   -----------------------------------------------------------------------------
      COMPUTER AND PERIPHERALS - 4.31%
      Hewlett-Packard Company                              6,075        139,543
      International Business Machines Corporation          1,375        127,435
                                                                   ------------
                                                                        266,978

                                                                   ------------
      SEMICONDUCTOR - 3.34%
      Intel Corporation                                    4,350        139,418
      Texas Instruments Incorporated                       2,290         67,280
                                                                   ------------
                                                                        206,698

                                                                   ------------
      SEMICONDUCTOR CAPITAL EQUIPMENT - 0.46%
      Applied Materials, Inc. (a)                          1,270         28,499
                                                                   ------------

   TOTAL HARDWARE                                                       502,175
                                                                   ------------
   -----------------------------------------------------------------------------
   MEDIA - 1.20%
   -----------------------------------------------------------------------------
      NEWSPAPER  - 0.86%
      Gannett Co., Inc.                                      600         53,496
                                                                   ------------

      PUBLISHING - 0.34%
      The McGraw-Hill Companies Inc.                         300         20,976
                                                                   ------------

   TOTAL MEDIA                                                           74,472
                                                                   ------------
   -----------------------------------------------------------------------------
   SOFTWARE - 4.51%
   -----------------------------------------------------------------------------
      COMPUTER SOFTWARE & SERVICES - 4.51%
      Microsoft Corporation                                5,080        139,040
      Oracle Corporation (a)                              10,585        140,040
                                                                   ------------
                                                                        279,080

                                                                   ------------

   TOTAL SOFTWARE                                                       279,080
                                                                   ------------
   -----------------------------------------------------------------------------
   TELECOMMUNICATION - 4.48%
   -----------------------------------------------------------------------------
      TELECOMMUNICATION SERVICES - 4.48%
      BellsouthCorporation                                 4,900        138,670
      SBC Communications Inc.                              5,330        138,953
                                                                   ------------
                                                                        277,623
                                                                   ------------

   TOTAL TELECOMMUNICATION                                              277,623
                                                                   ------------
--------------------------------------------------------------------------------
TOTAL INFORMATION ECONOMY                                             1,133,350
--------------------------------------------------------------------------------

Schedule of Investments Page 1

INDUSTRY LEADERS(R) FUND
SCHEDULE OF INVESTMENTS - DECEMBER 31, 2003  (UNAUDITED)
COMMON STOCKS - CONTINUED

--------------------------------------------------------------------------------
MANUFACTURING ECONOMY - 30.46%                            SHARES       VALUE
--------------------------------------------------------------------------------
   CONSUMER GOODS - 6.01%
   -----------------------------------------------------------------------------
      APPAREL - 0.35%
      VF Corporation                                         500         21,620
                                                                   ------------

      BEVERAGE (ALCOHOLIC) - 0.17%
      Anheuser-Busch Companies Inc.                          200         10,536
                                                                   ------------

      BEVERAGE (SOFT DRINKS) - 1.05%
      Coca-Cola Company                                    1,280         64,960
                                                                   ------------

      FOOD PROCESSING - 2.25%
      Kraft Foods Inc.                                     4,320        139,190
                                                                   ------------

      HOUSEHOLD PRODUCTS - 0.81%
      Procter & Gamble Company                               500         49,940
                                                                   ------------

      RECREATION - 0.98%
      Carnival Corporation                                 1,530         60,787
                                                                   ------------

      SHOE - 0.28%
      Nike Inc. - Class B                                    250         17,115
                                                                   ------------

      TOILETRIES/COSMETICS - 0.12%
      Gillette Company                                       200          7,346
                                                                   ------------

   TOTAL CONSUMER GOODS                                                 371,494
                                                                   ------------
   -----------------------------------------------------------------------------
   ENERGY - 9.46%
   -----------------------------------------------------------------------------
      OILFIELD SERVICES - 1.37%
      Schlumberger Limited                                 1,550         84,816
                                                                   ------------

      PETROLEUM INTEGRATED - 7.19%
      ChevronTexaco Corp.                                  1,664        143,753
      ConocoPhillips Company                               2,107        138,156
      Exxon Mobil Corporation                              3,328        136,448
      Royal Dutch Petroleum Company                          510         26,719
                                                                   ------------
                                                                        445,076
                                                                   ------------
      PETROLEUM PRODUCING - 0.90%
      Apache Corporation                                     688         55,797
                                                                   ------------

   TOTAL ENERGY                                                         585,689
                                                                   ------------

Schedule of Investments Page 2

INDUSTRY LEADERS(R) FUND
SCHEDULE OF INVESTMENTS - DECEMBER 31, 2003  (UNAUDITED)
COMMON STOCKS - CONTINUED

--------------------------------------------------------------------------------
MANUFACTURING ECONOMY -CONTINUED                          SHARES       VALUE
--------------------------------------------------------------------------------
   INDUSTRIAL MATERIALS - 14.50%
   -----------------------------------------------------------------------------
      AEROSPACE & DEFENSE - 1.62%
      The Boeing Company                                   2,380        100,293
                                                                   ------------

      AUTOS AND TRUCKS - 0.72%
      PACCAR Inc.                                            520         44,262
                                                                   ------------

      AUTO PARTS OEM - 1.01%
      Johnson Controls, Inc.                                 540         62,705
                                                                   ------------

      CEMENT & AGGREGATES - 0.23%
      Vulcan Materials Company                               300         14,271
                                                                   ------------

      CHEMICAL BASIC - 0.58%
      Du Pont (E.I.) de Nemours & Company                    780         35,794
                                                                   ------------

      CHEMICAL DIVERSIFIED - 0.84%
      3M Company                                             610         51,868
                                                                   ------------

      CHEMICAL SPECIALTY - 0.73%
      Praxair Technology, Inc.                             1,190         45,458
                                                                   ------------

      DIVERSIFIED - 2.45%
      Honeywell International Inc.                           180          6,017
      United Technologies Corporation                      1,535        145,472
                                                                   ------------
                                                                        151,489
                                                                   ------------
      ELECTRICAL EQUIPMENT - 2.98%
      Emerson Electric Co.                                   720         46,620
      General Electric Company                             4,455        138,016
                                                                   ------------
                                                                        184,636
                                                                   ------------

Schedule of Investments Page 3

INDUSTRY LEADERS(R) FUND
SCHEDULE OF INVESTMENTS - DECEMBER 31, 2003  (UNAUDITED)
COMMON STOCKS - CONTINUED

--------------------------------------------------------------------------------
MANUFACTURING ECONOMY -CONTINUED                          SHARES       VALUE
--------------------------------------------------------------------------------
   INDUSTRIAL MATERIALS - CONTINUED
   -----------------------------------------------------------------------------
      FOOD PROCESSING - 0.31%
      Archer Daniels Midland Company                       1,280         19,482
                                                                   ------------

      FURNITURE/HOME FURNISHING - 0.30%
      Leggett & Platt, Incorporated                          850         18,386
                                                                   ------------

      GOLD/SILVER MINING - 0.39%
      Barrick Gold Corporation                             1,065         24,186
                                                                   ------------

      MACHINERY - 1.14%
      Caterpillar Inc.                                       850         70,567
                                                                   ------------

      METAL FABRICATING - 0.39%
      Illinois Tool Works Inc.                               290         24,334
                                                                   ------------

      METALS & MINING - 0.61%
      Alcoa Inc.                                             990         37,620
                                                                   ------------

      STEEL GENERAL - 0.20%
      Nucor Corporation                                      225         12,600
                                                                   ------------

   TOTAL INDUSTRIAL MATERIALS                                           897,951
                                                                   ------------
   -----------------------------------------------------------------------------
   UTILITIES - 0.49%
   -----------------------------------------------------------------------------
      NATURAL GAS DISTRIBUTION - 0.45%
      KeySpan Corporation                                    760         27,968
                                                                   ------------
      WATER UTILITY - 0.04%
      American States Water Company                          100          2,500
                                                                   ------------

   TOTAL UTILITIES                                                       30,468
                                                                   ------------
--------------------------------------------------------------------------------
TOTAL MANUFACTURING ECONOMY                                           1,885,602
--------------------------------------------------------------------------------

Schedule of Investments Page 4

INDUSTRY LEADERS(R) FUND
SCHEDULE OF INVESTMENTS - DECEMBER 31, 2003  (UNAUDITED)
COMMON STOCKS - CONTINUED
--------------------------------------------------------------------------------
SERVICE ECONOMY - 50.61%                                  SHARES       VALUE
--------------------------------------------------------------------------------
   BUSINESS SERVICES - 1.72%
   -----------------------------------------------------------------------------
      AIR TRANSPORT - 0.81%
      United Parcel Service of America, Inc. - Class B       675         50,321
                                                                   ------------

      BUILDING MATERIALS - 0.33%
      Fluor Corporation                                      520         20,613
                                                                   ------------

      COMPUTER SOFTWARE & SERVICES - 0.05%
      Automatic Data Processing, Inc.                         80          3,169
                                                                   ------------

      INDUSTRIAL SERVICES - 0.53%
      Cintas Corporation                                     650         32,565
                                                                   ------------

   TOTAL BUSINESS SERVICES                                              106,668
                                                                   ------------
   -----------------------------------------------------------------------------
   CONSUMER SERVICES - 5.92%
   -----------------------------------------------------------------------------
      BUILDING SUPPLIES - 1.08%
      Home Depot Inc.                                      1,880         66,721
                                                                   ------------

      FOOD WHOLESALERS - 0.20%
      SYSCO Corporation                                      325         12,100
                                                                   ------------

      PHARMACY SERVICES - 0.69%
      Walgreen Company                                     1,180         42,928
                                                                   ------------

      RESTAURANT - 0.88%
      McDonald's Corporation                               2,200         54,626
                                                                   ------------

      RETAIL STORES - 3.07%
      Target Corporation                                   1,260         48,384
      Wal-Mart Stores Inc.                                 2,665        141,378
                                                                   ------------
                                                                        189,762
                                                                   ------------

   TOTAL CONSUMER SERVICES                                              366,137
                                                                   ------------

Schedule of Investments Page 5

INDUSTRY LEADERS(R) FUND
SCHEDULE OF INVESTMENTS - DECEMBER 31, 2003  (UNAUDITED)
COMMON STOCKS - CONTINUED

--------------------------------------------------------------------------------
SERVICE ECONOMY - 50.61% - CONTINUED                      SHARES       VALUE
--------------------------------------------------------------------------------
   FINANCIAL SERVICES - 34.22%
   -----------------------------------------------------------------------------
      BANKS - 11.11%
      Bank of America Corporation                          1,725        138,742
      Bank One Corporation                                 2,925        133,351
      JP Morgan Chase & Co.                                3,782        138,913
      Wachovia Corporation                                 2,980        138,838
      Wells Fargo & Co.                                    2,350        138,392
                                                                   ------------
                                                                        688,236
                                                                   ------------
      FINANCIAL SERVICES DIVERSIFIED - 10.36%
      American Express Company                             2,830        136,491
      American International Group, Inc.                   2,095        138,857
      Citigroup Inc.                                       2,891        140,329
      Fannie Mae                                           1,150         86,319
      Freddie Mac                                          2,390        139,385
                                                                   ------------
                                                                        641,381
                                                                   ------------
      INSURANCE - LIFE - 2.72%
      MetLife Inc.                                           980         32,997
      Prudential Financial Inc.                            3,240        135,335
                                                                   ------------
                                                                        168,332
                                                                   ------------
      INSURANCE PROPERTY & CASUALTY - 5.82%
      Allstate Insurance Company                           3,195        137,449
      Berkshire Hathaway Inc "B" (a)                          50        140,750
      Travelers Property Casualty Corp - Class A           4,890         82,054
                                                                   ------------
                                                                        360,253
                                                                   ------------
      SECURITIES BROKERAGE - 2.93%
      Merrill Lynch & Co.                                  2,310        135,482
      Morgan Stanley                                         790         45,717
                                                                   ------------
                                                                        181,199
                                                                   ------------
      THRIFT - 1.28%
      Golden West Financial Corporation                      765         78,940
                                                                   ------------

   TOTAL FINANCIAL SERVICES                                           2,118,341
                                                                   ------------

Schedule of Investments Page 6

INDUSTRY LEADERS(R) FUND
SCHEDULE OF INVESTMENTS - DECEMBER 31, 2003  (UNAUDITED)
COMMON STOCKS - CONTINUED

--------------------------------------------------------------------------------
SERVICE ECONOMY - CONTINUED                               SHARES       VALUE
--------------------------------------------------------------------------------
   HEALTHCARE SERVICES - 8.75%
   -----------------------------------------------------------------------------
      BIOTECHNOLOGY - 1.11%
      Amgen Inc. (a)                                       1,110         68,587
                                                                   ------------

      DRUGS - 4.57%
      Bristol Myers Squibb                                   140          4,004
      Merck & Co. Inc.                                     3,010        139,062
      Pfizer Inc.                                          3,965        140,083
                                                                   ------------
                                                                        283,149
                                                                   ------------
      MEDICAL SUPPLIES - 3.07%
      Abbott Laboratories, Inc.                            1,140         53,124
      Johnson & Johnson                                    2,650        136,899
                                                                   ------------
                                                                        190,023
                                                                   ------------

   TOTAL HEALTHCARE SERVICES                                            541,759
                                                                   ------------

--------------------------------------------------------------------------------
TOTAL SERVICE ECONOMY                                                 3,132,905
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL COMMON STOCK                                                     6,151,857
--------------------------------------------------------------------------------
(Cost $5,326,308)

                                                       Principal
MONEY MARKET SECURITIES - 1.88%                           Amount
Fiduciary Money Market Fund, 0.35% (b)                   116,593        116,593
(Cost $116,593)
--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 101.27%                                           6,268,450
--------------------------------------------------------------------------------
(Cost $5,442,901)

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.27)%                         (78,318)
                                                                   ------------
--------------------------------------------------------------------------------
NET ASSETS - 100%                                                     6,190,132
--------------------------------------------------------------------------------
(a)  Non-income producing
(b) Variable rate security; the coupon rate shown represents the rate at December 31, 2003
Sector breakdowns provided by Morningstar

Schedule of Investments Page 7

INDUSTRY LEADERS(R) FUND                                            DECEMBER 31, 2003
STATEMENT OF ASSETS & LIABILITIES (UNAUDITED)

-------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------

Investment in Securities ($5,442,901)                                     $6,268,450
Cash                                                                           1,000
Dividends receivable                                                           7,128
Receivable from Adviser                                                          240
Receivable for investments sold                                              182,510
                                                                      ---------------
   TOTAL ASSETS                                                            6,459,328

LIABILITIES

Accrued investment advisory fee payable                     $ 1,502
Accrued administration fee payable                            1,189
Accrued shareholder services fee payable                        436
Income Distributed Payable                                       29
Payable for investments purchased                           266,040
                                                       -------------

   TOTAL LIABILITIES                                                         269,196
                                                                      ---------------

-------------------------------------------------------------------------------------
NET ASSETS                                                                $6,190,132
----------------------------------------------------------------------===============

-------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------

Paid in capital                                                           $5,830,640
Accumulated undistributed net investment income                               18,635
Accumulated net realized gain (loss) on investments                         (484,692)
Net unrealized appreciation (depreciation) on investments                    825,549
                                                                      ---------------

-------------------------------------------------------------------------------------
NET ASSETS                                                                $6,190,132
----------------------------------------------------------------------===============

-------------------------------------------------------------------------------------
CLASS D:
-------------------------------------------------------------------------------------

Net Asset Value, offering price and redemption                        ---------------
   price per share ($2,133,956 / 215,972 shares)                              $ 9.88
                                                                      ---------------

-------------------------------------------------------------------------------------
CLASS I:
-------------------------------------------------------------------------------------

Net Asset Value, offering price and redemption                        ---------------
   price per share ($2,070,465 / 211,636 shares)                              $ 9.78
                                                                      ---------------

-------------------------------------------------------------------------------------
CLASS L:
-------------------------------------------------------------------------------------

Net Asset Value, offering price and redemption                        ---------------
   price per share ($1,985,711 / 198,321 shares)                             $ 10.01
                                                                      ---------------

See accompanying notes which are an integral part of the financial statements

INDUSTRY LEADERS(R) FUND
STATEMENT OF OPERATIONS FOR THE PERIOD ENDED DECEMBER 31, 2003
(UNAUDITED)

-----------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------
Dividend income                                                           $ 53,575
Interest income                                                                 39
                                                                       ------------
TOTAL INCOME                                                                53,614

-----------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------

Administration fee - Class D                                 $ 3,730
Administration fee - Class I                                   3,695
Administration fee - Class L                                     698
Investment advisory fee                                        8,424
Shareholder services fee - Class D                             2,455
                                                     ----------------
Total operating expenses                                                    19,002
                                                                       ------------
NET INVESTMENT INCOME                                                       34,612
                                                                       ------------

-----------------------------------------------------------------------------------
REALIZED & UNREALIZED GAIN (LOSS)
-----------------------------------------------------------------------------------

Net realized gain (loss) on investment securities            120,449
Change in net unrealized appreciation
   (depreciation) on investment securities                   726,898
                                                     ----------------
Net gain (loss) on investment securities                                   847,347
                                                                       ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $ 881,959
                                                                       ============

See accompanying notes which are an integral part of the financial statements

INDUSTRY LEADERS(R) FUND
STATEMENTS OF CHANGES IN NET ASSETS
(UNAUDITED)
                                                                      SIX MONTHS
                                                                         ENDED          YEAR ENDED
                                                                     DECEMBER 31,        JUNE 30,
                                                                         2003              2003
                                                                    ----------------  ----------------
------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------
   Net investment income                                                   $ 34,612          $ 56,985
   Net realized gain (loss) on investment securities                        120,449          (248,814)
   Change in net unrealized appreciation (depreciation)                     726,898           317,647
                                                                    ----------------  ----------------
   Net increase (decrease) in net assets resulting from operations          881,959           125,818
                                                                    ----------------  ----------------
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
   From net investment income
   Class D                                                                  (18,793)           (9,866)
   Class I                                                                  (22,500)          (11,664)
   Class L                                                                  (25,259)          (23,639)
   From net realized gain                                                         -                 -
                                                                    ----------------  ----------------
   Total distributions                                                      (66,552)          (45,169)
------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS - NET INCREASE
------------------------------------------------------------------------------------------------------
   CLASS D
    Purchased                                                                 5,302           771,900
    Redeemed                                                                 (9,216)          (17,497)
    Reinvested Dividends                                                     18,793             9,866
                                                                    ----------------  ----------------
   TOTAL CLASS D                                                             14,879           764,269
   CLASS I
    Purchased                                                                     -           750,700
    Redeemed                                                                   (914)                -
    Reinvested Dividends                                                     22,500            11,664
                                                                    ----------------  ----------------
   TOTAL CLASS I                                                             21,586           762,364
   CLASS L
    Purchased                                                               119,000            55,100
    Redeemed                                                                (14,010)          (41,859)
    Reinvested Dividends                                                     25,259            23,639
                                                                    ----------------  ----------------
   TOTAL CLASS L                                                            130,249            36,880
NET INCREASE IN NET ASSETS RESULTING
   FROM SHARE TRANSACTIONS                                                  166,714         1,563,513
                                                                    ----------------  ----------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                  982,121         1,644,162

------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------
   Beginning of period                                                    5,208,011       3,563,849.2
                                                                    ----------------  ----------------

   END OF PERIOD (INCLUDING ACCUMULATED UNDISTRIBUTED NET               $ 6,190,132        $5,208,011
    INVESTMENT INCOME OF $18,606 AND $50,574 RESPECTIVELY)          ================  ================

See accompanying notes which are an integral part of the financial statements

INDUSTRY LEADERS(R) FUND
CLASS D
FINANCIAL HIGHLIGHTS (UNAUDITED)
                                            SIX MONTHS
                                               ENDED         YEAR ENDED       YEAR ENDED      YEAR ENDED       YEAR ENDED
                                            DECEMBER 31,      JUNE 30,         JUNE 30,        JUNE 30,         JUNE 30,
                                               2003             2003             2002            2001             2000
                                          --------------   -------------    -------------   --------------   -------------
--------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $ 8.54          $ 8.66           $ 9.61          $ 10.13         $ 10.77
                                          --------------   -------------    -------------   --------------   -------------
Income from investment operations
   Net investment income                           0.04            0.09             0.08             0.06            0.09
   Net realized and unrealized gain / (loss)       1.39           (0.13)           (0.96)           (0.32)          (0.56)
                                          --------------   -------------    -------------   --------------   -------------
Total from investment operations                   1.43           (0.04)           (0.88)           (0.26)          (0.47)
                                          --------------   -------------    -------------   --------------   -------------
Distributions
  Net investment income                           (0.09)          (0.08)           (0.07)           (0.03)          (0.07)
  Net realized gains                                  -               -                -            (0.23)          (0.10)
                                          --------------   -------------    -------------   --------------   -------------
Total Distributions                               (0.09)          (0.08)           (0.07)           (0.26)          (0.17)

--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                   $ 9.88          $ 8.54           $ 8.66           $ 9.61         $ 10.13
                                          ==============   =============    =============   ==============   =============
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                     16.73% (a)     (0.35)%          (9.16)%          (2.55)%         (4.36)%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                  $2,124          $1,832           $1,017           $1,082          $1,093
Ratio of expenses to average net assets           0.93% (b)       0.95%            0.95%            0.95%           0.95%
Ratio of net investment income to
   average net assets                             0.98% (b)       1.11%            0.85%            0.59%           0.84%
Portfolio turnover rate                          54.44%          64.13%           65.53%          146.92%          78.04%

(a)  For periods of less than a full year, total returns are not annualized.
(b)  Annualized

See accompanying notes which are an integral part of the financial statements

INDUSTRY LEADERS(R) FUND
CLASS I
FINANCIAL HIGHLIGHTS (UNAUDITED)
                                            SIX MONTHS
                                               ENDED         YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                            DECEMBER 31,      JUNE 30,         JUNE 30,         JUNE 30,         JUNE 30,
                                                2003            2003             2002             2001             2000
                                           -------------   -------------    -------------    -------------    -------------
--------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $ 8.46          $ 8.58           $ 9.65          $ 10.16          $ 10.77
                                           -------------   -------------    -------------    -------------    -------------
Income from investment operations
   Net investment income                           0.06            0.11             0.11             0.08             0.11
   Net realized and unrealized gain / (loss)       1.37           (0.13)           (0.97)           (0.32)           (0.54)
                                           -------------   -------------    -------------    -------------    -------------
Total from investment operations                   1.43           (0.02)           (0.86)           (0.24)           (0.43)
                                           -------------   -------------    -------------    -------------    -------------
Distributions
  Net investment income                           (0.11)          (0.10)           (0.21)           (0.04)           (0.08)
  Net realized gains                                  -               -                -            (0.23)           (0.10)
                                           -------------   -------------    -------------    -------------    -------------
Total Distributions                               (0.11)          (0.10)           (0.21)           (0.27)           (0.18)

--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                   $ 9.78          $ 8.46           $ 8.58           $ 9.65          $ 10.16
                                           =============   =============    =============    =============    =============
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                     16.89% (a)       (0.08)%          (8.91)%          (2.65)%          (3.92)%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                  $2,070          $1,772             $959           $2,616           $2,021
Ratio of expenses to average net assets           0.69% (b)       0.70%            0.70%            0.70%            0.70%
Ratio of net investment income to
   average net assets                             1.23% (b)       1.36%            1.19%            0.83%            1.10%
Portfolio turnover rate                          54.44%          64.13%           65.53%          146.92%           78.04%

(a)  For periods of less than a full year, total returns are not annualized.
(b)  Annualized

See accompanying notes which are an integral part of the financial statements

INDUSTRY LEADERS(R) FUND
CLASS L
FINANCIAL HIGHLIGHTS (UNAUDITED)
                                                   SIX MONTHS                             PERIOD
                                                     ENDED            YEAR ENDED           ENDED
                                                   DECEMBER 31,        JUNE 30,           JUNE 30,
                                                      2003               2003             2002 (A)
                                                 --------------     --------------     --------------
-----------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $ 8.67             $ 8.79             $ 9.21
                                                 --------------     --------------     --------------
Income from investment operations
   Net investment income                                  0.07               0.14               0.07
   Net realized and unrealized gain / (loss)              1.40              (0.13)             (0.48)
                                                 --------------     --------------     --------------
Total from investment operations                          1.47               0.01              (0.41)
                                                 --------------     --------------     --------------
Distributions

  Net investment income                                  (0.13)             (0.13)             (0.01)
  Net realized gains                                                                               -
                                                 --------------     --------------     --------------
Total Distributions                                      (0.13)             (0.13)             (0.01)

-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $ 10.01             $ 8.67             $ 8.79
                                                 ==============     ==============     ==============
-----------------------------------------------------------------------------------------------------
TOTAL RETURN                                            17.03% (b)          0.26%              (4.45)%(b)

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000)                         $1,986             $1,603             $1,587
Ratio of expenses to average net assets                  0.38% (c)          0.38%              0.38% (c)
Ratio of net investment income to
   average net assets                                    1.54% (c)          1.71%              1.22% (c)
Portfolio turnover rate                                 54.44%             64.13%             65.53% (c)

(a)  November 30, 2001 (date of new share class availability) to June 30, 2002.
(b)  For periods of less than a full year, total returns are not annualized.
(c)  Annualized

See accompanying notes which are an integral part of the financial statements

                            INDUSTRY LEADERS(R) FUND
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2003

NOTE 1. ORGANIZATION

     Industry Leaders(R) Fund (the "Fund") was organized as a series of Industry Leaders(R) Fund, a Delaware business trust (the "Trust), on December 13, 1995 and commenced operations on March 17, 1999. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company. The Fund's investment objective is to provide long-term capital appreciation. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.

     The Fund currently consists of three classes of shares, Class D, Class I, and Class L each of which has equal rights as to assets and voting privileges except that each class has different administration and shareholder services expenses. Income and realized/unrealized gains/losses are allocated to each class based on relative share balances.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Securities Valuation- Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last-quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Adviser, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.

     Fixed-income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market values of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review by the Board. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized-cost method of valuation, which the Board has determined will represent fair value.

Federal Income Taxes - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

Dividends and Distributions- The Fund intends to comply with federal tax rules regarding distribution of substantially all its net investment income and capital gains. These rules may cause multiple distributions during the course of the year.

                            INDUSTRY LEADERS(R) FUND
                          NOTES TO FINANCIAL STATEMENTS
                          DECEMBER 31, 2003- CONTINUED

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

Estimates - Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital and / or realized gains / losses.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund retains Claremont Investment Partners(R) L.L.C. (the "Adviser") to manage the Fund's investments. The Adviser is organized as a Delaware limited liability company and its Chief Executive Officer is and Portfolio Manager is Gerald P. Sullivan who is primarily responsible for the day-to-day management of the Fund's portfolio.

     Under revised terms of the management agreement dated September 17, 2001, the Adviser manages the Fund's investments subject to approval of the Board of Trustees and receives a fee of 0.30% of the average daily net assets of the Fund. Under the terms of the administration agreement dated September 17, 2001, the Adviser receives a fee based on average net assets for each of the different classes of shares. For Class D and Class I, the Adviser receives an annual fee of 0.40%. For Class L, the Adviser receives an annual fee of 0.08%. The Adviser pays all of the expenses of the Fund except brokerage commissions and SEC fees.

     For the semi-annual period ended June 30, 2003, the Adviser received a fee of $8,424 for management and $8,123 for administration from the Fund. Certain officers of the Fund are also officers of the Adviser and shareholders of the Fund.

     On behalf of the Class D shares, the Fund has adopted a shareholders services plan (the "Shareholder Services Plan"). Under the Shareholder Services Plan, the Fund is authorized to pay a fee on an annual basis of 0.25% of the average daily net asset value of the Class D Shares. For the semi-annual period ended December 31, 2003, the Adviser received shareholder services fees of $2,455 from the Fund for expenses related to the shareholder servicing of Class D Fund shares.

NOTE 4. SHARE TRANSACTIONS

     As of December 31, 2003, there were an unlimited number of authorized shares for the Fund. Paid in capital on December 31, 2003 was $5,830,640.

Transactions in shares were as follows:

                                    Period Ended               Year ended
                                  December 31, 2003           June 30, 2003

CLASS D:                         SHARES      DOLLARS       SHARES      DOLLARS

Shares Sold                         541         5,302      97,923       771,900
Shares issued in
reinvestment of dividend          1,931        18,793       1,250         9,866
Shares Redeemed                  (1,032)    ($  9,216)     (2,173)    ($ 17,497)
                                -------     ---------     -------     ---------
TOTAL                             1,441     $  14,879      97,000     $ 764,269

                                    Period Ended               Year ended
                                  December 31, 2003           June 30, 2003

CLASS I:                         SHARES      DOLLARS       SHARES      DOLLARS
Shares Sold                      96,124       750,700
Shares issued in
reinvestment of dividend          2,334        22,500       1,494        11,664
Shares Redeemed                     (94)    ($    914)         --     $       0
                                -------     ---------     -------     ---------
TOTAL                             2,240     $  21,586      97,618     $ 762,364

                                    Period Ended               Year ended
                                  December 31, 2003           June 30, 2003

CLASS L:                         SHARES      DOLLARS       SHARES      DOLLARS
Shares Sold                      12,387       119,000       6,803        55,100
Shares issued in
reinvestment of dividend          2,559        25,259       2,959        23,639
Shares Redeemed                  (1,456)    ($ 14,010)     (5,495)    ($ 41,859)
                                -------     ---------     -------     ---------
TOTAL                            13,490     $ 130,248       4,267     $  36,880

                            INDUSTRY LEADERS(R) FUND
                          NOTES TO FINANCIAL STATEMENTS
                          DECEMBER 31, 2003- CONTINUED

NOTE 5. INVESTMENTS

     For the six-month period ended December 31, 2003, purchases and sales of investment securities, other than short-term investments, aggregated $1,620,252 and $1,513,159, respectively. As of December 31, 2003, the gross unrealized appreciation for all securities on a tax basis totaled $1,013,110 and the gross unrealized depreciation for all securities totaled $30,070 for a net unrealized depreciation of $983,040. The aggregate cost of securities for federal income tax purposes at December 31, 2003 was $5,833,374. The difference between book cost of securities and tax cost of securities is due to wash sales of $157,491 and post-October losses of $232,982.

NOTE 6. RELATED PARTY TRANSACTIONS

     The Adviser is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Fund. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2003, Barry F. Sullivan, father of the Portfolio Manager, beneficially owns 66% and is deemed a control person.

NOTE 7. LOSS CARRYFORWARDS

     At December 31, 2003, the Fund had available for federal tax purposes a capital loss carryforward of $209,910. $175,617 expires in 2009, $9,622 expires in 2010 and $24,671 expires in 2011. Capital loss carryforwards are available to offset future capital gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders.

NOTE 8. DISTRIBUTABLE EARNINGS

The tax character of distributions paid during fiscal years 2004 and 2003 were as follows:

    Distributions paid from:                  2004             2003
    Ordinary Income                         66,551          $45,169
    Long-Term Capital Gain                       0                0
    Short-Term Capital Gain                      0                0
                                        ---------------------------
                                            66,551          $45,169
                                        ===========================

As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:

    Undistributed Ordinary Income (Accumulated Loss)        $18,606
    Undistributed Long-Term Capital Gain (Losses)          (214,667)
    Unrealized Appreciation (Depreciation)                 (291,823)
                                                          ---------
                                                          $(455,916)

The difference between book basis and tax basis unrealized appreciation/ (depreciation) is attributable primarily to the tax deferral of wash sales and post-October losses.

ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so. ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER JULY 15, 2003.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         (a)  (1)  Disclose  that  the  registrant's   board  of  directors  has
determined that the registrant either:

                  (i) Has at least one audit committee financial expert serving on its audit committee; or

                  (ii) Does not have an audit committee financial expert serving on its audit committee.

              (2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                  (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                  (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

              (3)  If  the  registrant   provides  the  disclosure  required  by
              paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER JULY 15, 2003.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

         (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

             (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

         (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

         (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

         (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER DECEMBER 15, 2003.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

         (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 18c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire Board of Directors is acting as the registrant's audit Committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

         (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

         ONLY EFFECTIVE FOR ANNUAL REPORTS.


ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities. NOT APPLICABLE.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

         NOT APPLICABLE.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

         NOT APPLICABLE UNTIL SHAREHOLDER REPORTS FOR PERIODS ENDING AFTER JANUARY 1, 2004.

ITEM 10.  CONTROLS AND PROCEDURES.

         (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAS CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES (AS DEFINED IN RULE 30A-2(C) UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE "1940 ACT")) ARE EFFECTIVE BASED ON HIS EVALUATION OF THESE CONTROLS AND PROCEDURES AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS DOCUMENT.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO SIGNIFICANT CHANGES IN THE REGISTRANT'S INTERNAL CONTROLS OR IN OTHER FACTORS THAT COULD AFFECT THESE CONTROLS SUBSEQUENT TO THE DATE OF THEIR EVALUATION, INCLUDING ANY CORRECTIVE ACTIONS WITH REGARD TO SIGNIFICANT DEFICIENCIES AND MATERIAL WEAKNESSES.

ITEM 11.  EXHIBITS.

         (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

         (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER JULY 15, 2003.

         (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

         (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 of the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                    The Industry Leaders Fund
             -------------------------------------------------------------------


By (Signature and Title)*       /s/ Gerald P Sullivan
                                ------------------------------------------------
                                    Gerald P. Sullivan, President


Date    03/02/2004
     -------------------------------


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*       /s/ Gerald P Sullivan
                                ------------------------------------------------
                                    Gerald P. Sullivan, President


Date    03/02/2004
     -------------------------------


By (Signature and Title)*       /s/ Gerald P Sullivan
                                ------------------------------------------------
                                    Gerald P. Sullivan, Chief Financial Officer


Date    03/02/2004
     -------------------------------

* Print the name and title of each signing officer under his or her signature.